UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06044

Morgan Stanley European Equity Fund Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ■ July 31, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.7%)
	Belgium (1.5%)
	Chemicals
57,166	Umicore SA	$2,575,459

	Finland (1.5%)
	Machinery
32,817	Kone Oyj, Class B (a)	2,440,487

	France (15.7%)
	Commercial Banks
74,335	BNP Paribas SA	4,809,591
290,676	Credit Agricole SA (b)	2,775,738
79,966	Societe Generale SA	3,214,355

		10,799,684

	Electrical Equipment
54,757	Schneider Electric SA	4,356,917

	Hotels, Restaurants & Leisure
72,470	Accor SA	2,734,200

	Insurance
202,872	AXA SA	4,473,439

	Media
95,935	SES SA	2,820,559

	Multi-Utilities
80,770	Suez Environnement Co.	1,144,905

	Total France	26,329,704

	Germany (15.0%)
	Automobiles
70,108	Daimler AG (Registered)	4,870,463
17,186	Volkswagen AG (Preference)	4,084,545

		8,955,008

	Health Care Providers & Services
21,188	Fresenius SE & Co., KGaA	2,674,425

	Industrial Conglomerates
44,154	Siemens AG (Registered)	4,834,911

	Insurance
16,677	Muenchener Rueckversicherungs AG (Registered)	3,310,188

	Pharmaceuticals
45,593	Bayer AG (Registered)	5,298,183

	Total Germany	25,072,715

	Netherlands (2.2%)
	Media
195,110	Reed Elsevier N.V.	3,737,729

	Portugal (1.4%)
	Oil, Gas & Consumable Fuels
142,319	Galp Energia SGPS SA	2,272,009

	Spain (4.2%)
	Commercial Banks
386,967	Banco Bilbao Vizcaya Argentaria SA	3,664,357

	Information Technology Services
98,672	Amadeus IT Holding SA, Class A	3,389,347

	Total Spain	7,053,704

	Sweden (3.1%)
	Household Products
108,809	Svenska Cellulosa AB, Class B	2,879,583

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

	Wireless Telecommunication Services
28,654	Millicom International Cellular SA SDR (a)	$2,288,135

	Total Sweden	5,167,718

	Switzerland (14.9%)
	Food Products
115,106	Nestle SA (Registered)	7,798,526

	Insurance
13,934	Zurich Insurance Group AG (b)	3,750,564

	Pharmaceuticals
92,393	Novartis AG (Registered)	6,649,061
27,269	Roche Holding AG (Genusschein)	6,718,172

		13,367,233

	Total Switzerland	24,916,323

	United Kingdom (39.2%)
	Aerospace & Defense
207,528	Rolls-Royce Holdings PLC (b)	3,709,499

	Commercial Banks
855,398	Barclays PLC	3,746,369
628,014	HSBC Holdings PLC	7,144,231

		10,890,600

	Household Products
56,292	Reckitt Benckiser Group PLC	4,006,825

	Insurance
231,883	Prudential PLC	4,116,617

	Metals & Mining
669,722	Glencore Xstrata PLC	2,827,211

	Oil, Gas & Consumable Fuels
209,740	BG Group PLC	3,785,730
778,723	BP PLC	5,384,748
156,371	Royal Dutch Shell PLC, Class A	5,323,742
171,002	Tullow Oil PLC	2,700,221

		17,194,441

	Pharmaceuticals
207,628	GlaxoSmithKline PLC	5,318,984

	Professional Services
186,981	Experian PLC	3,507,206

	Tobacco
89,744	British American Tobacco PLC	4,786,500
105,148	Imperial Tobacco Group PLC	3,528,639

		8,315,139

	Wireless Telecommunication Services
1,947,493	Vodafone Group PLC	5,851,183

	Total United Kingdom	65,737,705

	Total Common Stocks (Cost $131,890,948)	165,303,553

NUMBER OF SHARES (000)
	Short-Term Investments (3.9%)

	Securities held as Collateral on Loaned Securities (2.7%)
	Investment Company (2.2%)
3,733	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $3,732,546)	3,732,546

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.5%)
$ 211	Barclays Capital, Inc. (0.07%, dated 07/31/13, due 08/01/13; proceeds $211,435; fully collateralized by a U.S. Government Obligation, 0.50% due 08/15/14; valued at $215,664)		$211,434
529	Barclays Capital, Inc. (0.24%, dated 07/31/13, due 08/01/13; proceeds $528,589; fully collateralized by various Common Stocks and Exchange Traded Funds; valued at $571,451)		528,586
106	BNP Paribas Securities Corp. (0.06%, dated 07/31/13, due 08/01/13; proceeds $105,717; fully collateralized by various U.S. Government Obligations, 0.13% - 3.13% due 04/30/15 - 01/31/20; valued at $107,832)		105,717

	Total Repurchase Agreements (Cost $845,737)		845,737

	Total Securities held as Collateral on Loaned Securities (Cost $4,578,283)		4,578,283

NUMBER OF SHARES (000)
	Investment Company (1.2%)
1,949	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,949,205)		1,949,205

	Total Short-Term Investments (Cost $6,527,488)		6,527,488

	Total Investments (Cost $138,418,436) (d)	102.6%	171,831,041
	Liabilities in Excess of Other Assets	(2.6)	(4,346,819)

	Net Assets	100.0%	$167,484,222

SDR	Swedish Depositary Receipt.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2013 were $4,511,522 and $4,738,318, respectively. The Fund received cash collateral of $4,578,283 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of July 31, 2013, there was uninvested cash of $160,035 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Summary of Investments ■ July 31, 2013 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Commercial Banks	$25,354,641		15.2%
Pharmaceuticals	23,984,400		14.3
Oil, Gas & Consumable Fuels	19,466,450		11.6
Insurance	15,650,808		9.4
Automobiles	8,955,008		5.3
Tobacco	8,315,139		5.0
Wireless Telecommunication Services	8,139,318		4.9
Food Products	7,798,526		4.7
Household Products	6,886,408		4.1
Media	6,558,288		3.9
Industrial Conglomerates	4,834,911		2.9
Electrical Equipment	4,356,917		2.6
Aerospace & Defense	3,709,499		2.2
Professional Services	3,507,206		2.1
Information Technology Services	3,389,347		2.0
Metals & Mining	2,827,211		1.7
Hotels, Restaurants & Leisure	2,734,200		1.6
Health Care Providers & Services	2,674,425		1.6
Chemicals	2,575,459		1.5
Machinery	2,440,487		1.5
Investment Company	1,949,205		1.2
Multi-Utilities	1,144,905		0.7

	$167,252,758	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments ■ July 31, 2013 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser; and (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$3,709,499	$—	$—	$3,709,499
Automobiles	8,955,008	—	—	8,955,008
Chemicals	2,575,459	—	—	2,575,459
Commercial Banks	25,354,641	—	—	25,354,641
Electrical Equipment	4,356,917	—	—	4,356,917
Food Products	7,798,526	—	—	7,798,526
Health Care Providers & Services	2,674,425	—	—	2,674,425
Hotels, Restaurants & Leisure	2,734,200	—	—	2,734,200
Household Products	6,886,408	—	—	6,886,408
Industrial Conglomerates	4,834,911	—	—	4,834,911
Information Technology Services	3,389,347	—	—	3,389,347
Insurance	15,650,808	—	—	15,650,808
Machinery	2,440,487	—	—	2,440,487
Media	6,558,288	—	—	6,558,288
Metals & Mining	2,827,211	—	—	2,827,211
Multi-Utilities	1,144,905	—	—	1,144,905
Oil, Gas & Consumable Fuels	19,466,450	—	—	19,466,450
Pharmaceuticals	23,984,400	—	—	23,984,400
Professional Services	3,507,206	—	—	3,507,206
Tobacco	8,315,139	—	—	8,315,139
Wireless Telecommunication Services	8,139,318	—	—	8,139,318

Total Common Stocks	165,303,553	—	—	165,303,553

Short-Term Investments
Repurchase Agreements	—	845,737	—	845,737
Investment Company	5,681,751	—	—	5,681,751

Total Short-Term Investments	5,681,751	845,737	—	6,527,488

Total Assets	$170,985,304	$845,737	$—	$171,831,041

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John Gernon
John Gernon
Principal Executive Officer
September 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
September 17, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2013